Goodwill and Other Intangible Assets (Gross Carrying Amount and Accumulated Amortization Related to Other Intangible Assets) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Core Deposit Intangible [Member] KRW	Dec. 31, 2009 Core Deposit Intangible [Member] KRW	Dec. 31, 2010 Kookmin Credit Card [Member] Credit Card Relationship Intangible [Member] KRW		Dec. 31, 2009 Kookmin Credit Card [Member] Credit Card Relationship Intangible [Member] KRW		Dec. 31, 2010 Credit Card Relationship Intangible [Member] H and CB [Member] KRW		Dec. 31, 2009 Credit Card Relationship Intangible [Member] H and CB [Member] KRW		Dec. 31, 2010 Capitalized Software Costs [Member] KRW	Dec. 31, 2009 Capitalized Software Costs [Member] KRW	Dec. 31, 2010 Leased Property under Capital Leases [Member] KRW	Dec. 31, 2009 Leased Property under Capital Leases [Member] KRW	Dec. 31, 2010 Other [Member] KRW	Dec. 31, 2009 Other [Member] KRW
Gross carrying amount		1,173,662,000,000	1,011,478,000,000	397,836,000,000	397,836,000,000	75,000,000,000	[1]	75,000,000,000	[1]	131,876,000,000	[2]	131,876,000,000	[2]	495,386,000,000	353,020,000,000	13,656,000,000	13,656,000,000	59,908,000,000	40,090,000,000
Accumulated amortization		(898,342,000,000)	(820,763,000,000)	(397,836,000,000)	(397,836,000,000)	(65,250,000,000)	[1]	(60,525,000,000)	[1]	(131,876,000,000)	[2]	(131,876,000,000)	[2]	(240,194,000,000)	(198,868,000,000)	(5,879,000,000)	(2,465,000,000)	(57,307,000,000)	(29,193,000,000)
Net carrying amount	$ 243,517,000	275,320,000,000	190,715,000,000			9,750,000,000	[1]	14,475,000,000	[1]		[2]		[2]	255,192,000,000	154,152,000,000	7,777,000,000	11,191,000,000	2,601,000,000	10,897,000,000

[1]	Recognized with respect to the merger of KCC
[2]	Recognized with respect to the merger of H&CB